FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2008

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


         Name:     Jonathan Gallen

         Address:  c/o Ahab Capital Management, Inc.
                   299 Park Avenue, 17th Floor
                   New York, NY 10171
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                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jonathan Gallen
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 653-1016
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Signature, Place, and Date of Signing:

/s/ Jonathan Gallen                    New York, NY             August 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   15
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Form 13F Information Table Value Total:   $ 111,406 (thousands)
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List of Other Included Managers:   0

                           FORM 13F INFORMATION TABLE

                                    FORM 13F
                                  June 30, 2008


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    Column 1                   Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                               Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV               SHS          N00985106     $ 6,724      532,388  SH          SOLE      N/A       532,388
AMPEX CORP DEL                   CL A NEW     032092306     $   109      350,000  SH          SOLE      N/A       350,000
BAUER EDDIE HLDGS INC            COM          071625107     $ 6,329    1,525,000  SH          SOLE      N/A     1,525,000
CHARLOTTE RUSSE HLDG INC         COM          161048103     $ 1,776      100,000  SH          SOLE      N/A       100,000
COSI INC.                        COM          22122P101     $11,703    4,700,000  SH          SOLE      N/A     4,700,000
GENERAL FINANCE CORP             COM          369822101     $ 9,625    1,750,000  SH          SOLE      N/A     1,750,000
LAMAR ADVERTISING CO             CL A         512815101     $   339       10,000  SH          SOLE      N/A        10,000
MAGUIRE PPTYS INC                COM          559775101     $ 6,694      550,000  SH          SOLE      N/A       550,000
MOLECULAR INSIGHT PHARM INC      COM          60852M104     $ 1,653      300,000  SH          SOLE      N/A       300,000
PRG-SCHULTZ INTL IN              COM NEW      69357C503     $20,702    2,200,000  SH          SOLE      N/A     2,200,000
RAM HOLDINGS LTD                 SHS          G7368R104     $   600      600,000  SH          SOLE      N/A       600,000
SEATTLE GENETICS INC             COM          812578102     $41,275    4,878,625  SH          SOLE      N/A     4,878,625
SEATTLE GENETICS INC             COM          812578102     $    45        5,500  SH         OTHER      N/A                    5,500
WIRELESS RONIN TECHNOLOGIES      COM          97652A203     $ 3,683      750,000  SH          SOLE      N/A       750,000
ZEP INC                          COM          98944B108     $   149       10,000  SH          SOLE      N/A        10,000